Stockholders' Equity (Deficit)	12 Months Ended
Mar. 31, 2015
Equity [Abstract]
Stockholders' Equity (Deficit)

NOTE 6 - STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

The Company’s Board of Directors authorized, and stockholders holding approximately 79.8% of the outstanding shares of our common stock, par value $0.001, approved by written consent, in accordance with Nevada corporate law, the filing of a Certificate of Amendment to our Articles of Incorporation (the “Certificate”) with the Secretary of State of the State of Nevada, which (i) changed our name from Vesta International Corp. to Content Checked Holdings, Inc., and (ii) increased our authorized capital stock as described below. The Certificate was filed and was effective for corporate law purposes on December 18, 2014.

We may issue shares of Preferred Stock from time to time in one or more series, each of which will have such distinctive designation or title as shall be determined by our Board of Directors and will have such voting powers, full or limited, or no voting powers, and such preferences and relative, participating, optional or other special rights and such qualifications, limitations or restrictions thereof, as shall be stated in the resolution or resolutions providing for the issue of such class or series of preferred stock as may be adopted from time to time by our Board of Directors. Our Board of Directors will have the power to increase or decrease the number of shares of Preferred Stock of any series subsequent to the issuance of shares of that series, but not below the number of shares of such series then outstanding. In case the number of shares of any series shall be decreased, the shares constituting such decrease will resume the status of authorized but unissued shares of Preferred Stock.

While we do not currently have any plans for the issuance of Preferred Stock, the issuance of such Preferred Stock could adversely affect the rights of the holders of Common Stock and, therefore, reduce the value of the Common Stock. It is not possible to state the actual effect of the issuance of any shares of Preferred Stock on the rights of holders of the Common Stock until and unless our Board of Directors determines the specific rights of the holders of the Preferred Stock; however, these effects may include: restricting dividends on the Common Stock, diluting the voting power of the Common Stock, impairing the liquidation rights of the Common Stock, or delaying or preventing a change in control of the Company without further action by the stockholders.

Common Stock

The Company’s Board of Directors authorized, and stockholders holding approximately 79.8% of the outstanding shares of our Common Stock approved by written consent, in accordance with Nevada corporate law, the filing of a Certificate of Amendment to our Articles of Incorporation (the “Certificate”) with the Secretary of State of the State of Nevada, which (i) changed our name from Vesta International Corp. to Content Checked Holdings, Inc., and (ii) increased our authorized capital stock as described below. The Certificate was filed and was effective for corporate law purposes on December 18, 2014.

The Certificate changed the aggregate number of shares of capital stock which we shall have the authority to issue to two hundred and sixty million (260,000,000) shares, consisting of two hundred and fifty million (250,000,000) shares of common stock, par value of $0.001 per share (“Common Stock”), and ten million (10,000,000) shares of preferred stock, par value $0.001 per share (the “Preferred Stock”).

Our Board of Directors declared a 2.44-for-1 forward stock split on our Common Stock, in the form of a dividend, with a record date of January 20, 2015, a payment date of January 26, 2015, an ex-dividend date of January 27, 2015. The stock split entitled each of our shareholders as of the record date to receive 2.44 additional shares of common stock for each one share owned. Additional shares issued as a result of the stock split were distributed on the payment date.

All references in this Annual Report to the number of shares issued and outstanding in these financial states have been retrospectively restated for the forward split.

On March 19, 2013, the Company issued 24,400,000 shares of its Common Stock at approximately $0.0004 per share for total proceeds of $10,000.

During February 2014, the Company issued 6,173,200 shares of its common stock at approximately $0.004 per share for total proceeds of $25,300.

As of March 31, 2015 and 2014, there were 30,573,200 shares of our common stock issued and outstanding.

Stock Split

Our Board of Directors declared a 2.44 for-1 forward stock split on our Common Stock, in the form of a dividend, with a record date of January 20, 2015, a payment date of January 26, 2015, an ex-dividend date of January 27, 2015. The stock split entitled each of our shareholders as of the record date to receive 2.44 additional shares of common stock for each one share owned. Additional shares issued as a result of the stock split were distributed on the payment date. As of the ex-dividend date, the Common Stock began trading on a post-split adjusted basis.